Prepayments, Deposits and Other Assets, Net	12 Months Ended
Dec. 31, 2023
Prepayments, Deposits and Other Assets, Net [Abstract]
Prepayments, deposits and other assets, net

Note 5 — Prepayments, deposits and other assets, net

Prepayments, deposits and other assets, net consisted of the following:

	As of December 31,
	2023	2022

Security deposits (1)	$248,146	$216,446
Advances to suppliers	2,032,099	564,810
Advances to employees	46,293	141,249
Prepaid expense	1,099,950	976,788
Prepayment for potential acquisition (2)	15,906,186	-
Antique art pieces (3)	59,651,975	-
Others	6,511	139,976
	78,991,160	2,039,269
Less: Long term portion	(76,274,752)	(226,544)
Allowance for credit losses	(281,694)	(364,973)
Prepayments, deposits and other assets – current portion	$2,434,714	$1,447,752

(1)	Security deposits mainly represent contract fulfillment deposits required by customer for specific projects, rent deposits and etc.

(2)	On March 24, 2023, the Company entered into an equity transfer agreement with a shareholder of DTI Group Limited (“DTI”), pursuant to which the Company agreed to prepay 698,301 shares (equivalent to $15,906,186) to purchase 32% equity of DTI.

(3)	Details refer to Note 6

Movement of allowance for credit losses is as follows:

	As of December 31,
	2023	2022	2021

Beginning balance	$364,973	$313,844	$306,513
Provision for credit losses	-	75,000	88,846
Written-off	(75,000)	-	(88,846)
Foreign currency translation adjustments	(8,279)	(23,871)	7,331
Ending balance	$281,694	$364,973	$313,844